Dear Shareholder:

We are pleased to present the annual report for Christian Stewardship Funds for the period ended April 30, 2001. Since the funds are managed using an index (i.e. passive) investment strategy, the returns closely reflect general market conditions.

In response to a weakening economy, the Federal Reserve has taken steps to boost economic activity by reducing the Fed Funds rate five times so far this year, with this key rate falling from 6.5% to 4% from the beginning of January to May
15. An easing policy by the Federal Reserve has had a positive impact on equity prices in the past. As this is written, the S&P 500 Index is up about 11% for the quarter and down about 6% year-to-date.

If history provides any guidance, the opportunities in the equity market are brighter now than they have been in some time. While this might seem to be an odd statement in the light of reduced earnings expectations, a slowing economy, layoff announcements, and overall investor gloom, it is supported by experience.

Over nearly the past 50 years, there have been 53 occurrences where the S&P 500 has experienced two back-to-back quarters, which together registered a decline. The average decline of this nature has been -6.78%. The similar 143 "up" periods have risen on average 12.15%. What makes these figures interesting for investors is what happens after the market experiences a decline. Following a back-to-back decline, over the next 12 months, the S&P 500 has increased, on average, by 17.5%. In fact, after a deep decline, it is more likely that the market will rise more sharply than in other periods.

Following in the wake of the double-digit returns of 2000, the bond market posted excellent returns for the first quarter of 2001. Bond investors have witnessed a dramatic reshaping of the yield curve this year as the Federal Reserve responded aggressively to signs of slower economic growth.

Despite the rash of corporate earnings disappointments, corporate bonds actually performed quite well during the first quarter. Corporate yield spreads "tightened" as investors responded positively to the Fed's efforts to cut short-term rates to aid the flagging economy. Going forward, we believe the actions taken by the Fed will be successful in averting a recession. However, we are anticipating several quarters of positive growth well below the "potential" growth rate of 3.5%. First quarter real GDP growth is likely to come in at 2%. Some of the risks to our outlook include: a more severe decline in consumer confidence and spending, rising compensation costs from an escalation of medical insurance premiums, and the expansion of the California electricity crisis to the entire West Coast. If a recession can be averted, we anticipate that corporate bonds will continue to do well. Mortgage backed securities should also do well as we anticipate interest rate volatility is likely to diminish from what we have seen in recent months.

None of this commentary should be heard as a prayer for bear markets. It is rather intended to provide some insight into what the future can hold.

Enclosed is Capstone Asset Management Company's Privacy Policy. This notice is being sent to comply with new privacy regulations of the Securities and Exchange Commission. We thank you for your trust and support and welcome your comments and questions about your account or any other services we provide.

Sincerely,

/s/ Edward L. Jaroski                             /s/ Dan E. Watson

Edward L. Jaroski                                 Dan E. Watson
President and Chairman of the Board               Executive Vice President

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                     LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS - April 30, 2001
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                        ------         -----
COMMON STOCK (96.57%)

ADVERTISING (0.27%)
Interpublic Group Cos., Inc.                                 370   $     12,561
Omnicom Group                                                210         18,448

                                                                   ------------
                                                                         31,009
                                                                   ------------

AEROSPACE & DEFENSE (1.35%)
BF Goodrich Co.                                              110          4,334
Boeing Co.                                                   880         54,384
General Dynamics Corp.                                       210         16,187
Lockheed Martin Corp.                                        470         16,525
Northrop Grumman Corp.                                       140         12,635
Raytheon Co.                                                 390         11,517
United Technologies Corp.                                    530         41,382

                                                                   ------------
                                                                        156,964
                                                                   ------------

AIRLINES (0.22%)
AMR Corp.                                                    140          5,335
Delta Air Lines, Inc.                                         90          3,963
Southwest Airlines                                           755         13,749
US Airways Group, Inc.*                                       80          2,232

                                                                   ------------
                                                                         25,279
                                                                   ------------

APPAREL (0.14%)
Liz Claiborne, Inc.                                           20            983
Nike, Inc.                                                   260         10,871
Reebok International Ltd.*                                    50          1,281
VF Corp.                                                      80          3,247

                                                                   ------------
                                                                         16,382
                                                                   ------------

AUTO MOBILE MANUFACTURERS (0.82%)
Ford Motor Co.                                             1,960         57,781
General Motors Corp.                                         580         31,790
Navistar International Corp.*                                 60          1,549
Paccar, Inc.                                                 100          4,852

                                                                   ------------
                                                                         95,972
                                                                   ------------

AUTO PARTS & EQUIPMENT (0.22%)
Cooper Tire & Rubber                                          80            963
Dana Corp.                                                   180          3,533

Delphi Automotive Systems                                    590          8,791
Goodyear Tire & Rubber Co.                                   160          3,957
TRW, Inc.                                                    140          5,384
Visteon Corp.                                                154          2,546

                                                                   ------------
                                                                         25,174
                                                                   ------------

BANKS (6.62%)
Amsouth Bancorporation                                       410          7,032
Bank of America Corp.                                      1,740         97,440
Bank of New York Co., Inc.                                   790         39,658
Bank One Corp.                                             1,230         46,457
BB&T Corp.                                                   440         15,585
Charter One Financial, Inc.                                  220          6,446
Comerica, Inc.                                               220         11,315
Fifth Third Bancorp                                          613         32,955
First Union Corp.                                          1,040         31,169
FleetBoston Financial Corp.                                1,153         44,241
Golden West Financial Corp.                                  240         14,088
Huntington Bancshares                                        286          4,310
JP Morgan Chase & Co.                                      1,614         77,440
Keycorp                                                      510         11,822
Mellon Financial Corp.                                       540         22,102
National City Corp.                                          660         17,959
Northern Trust Corp.                                         250         16,257
PNC Financial Services Group, Inc.                           380         24,727
Regions Financial Corp.                                      250          7,613
SouthTrust Corp.                                             190          9,034
State Street Corp.                                           190         19,718
Suntrust Banks, Inc.                                         350         22,225
Synovus Financial Corp.                                      300          8,634
Union Planters Corp.                                         190          7,222
US Bancorp                                                 1,893         40,094
Wachovia Corp.                                               260         15,808
Washington Mutual, Inc.                                      700         34,951
Wells Fargo & Co.                                          1,790         84,076

                                                                   ------------
                                                                        770,378
                                                                   ------------

BEVERAGES (1.63%)
Coca-Cola Co.                                              2,560        118,246
Coca-Cola Enterprises                                        370          6,708
Pepsico, Inc.                                              1,490         65,277

                                                                   ------------
                                                                        190,231
                                                                   ------------

BIOTECHNOLOGY (0.75%)
Amgen, Inc.*                                               1,080         66,031
Biogen, Inc.*                                                160         10,346
Chiron Corp.*                                                220         10,562

                                                                   ------------
                                                                         86,939
                                                                   ------------

BUILDING MATERIALS (0.13%)
Masco Corp.                                                  460         10,580
Vulcan Materials Co.                                         100          4,623

                                                                   ------------
                                                                         15,203
                                                                   ------------

CHEMICALS (1.17%)
Air Products & Chemicals, Inc.                               230          9,888
Ashland, Inc.                                                 50          2,153
Dow Chemical Co.                                             915         30,607
Du Pont (E.I.) de Nemours & Co.                            1,080         48,805
Eastman Chemical Co.                                          80          4,259
Ecolab, Inc.                                                 100          3,783
Engelhard Corp.                                              140          3,599
Great Lakes Chemical Corp.                                    50          1,571
Hercules, Inc.*                                              100          1,195
PPG Industries, Inc.                                         190         10,099
Praxair, Inc.                                                160          7,573
Rohm & Haas Co.                                              210          7,218
Sherwin-Williams Co.                                         160          3,357
Sigma-Aldrich                                                 50          2,302

                                                                   ------------
                                                                        136,409
                                                                   ------------

COMMERCIAL SERVICES (0.72%)
Block H & R, Inc.                                             80          4,400
Cendant Corp.                                                680         12,063
Concord EFS, Inc.*                                           180          8,379
Convergys Corp.*                                             170          6,205
Deluxe Corp.                                                 130          3,379
Equifax, Inc.                                                160          5,291
McKesson HBOC, Inc.                                          310          9,560
Moody's Corp.                                                210          6,594
Paychex, Inc.                                                425         14,688
Quintiles Transnational Corp.*                               130          2,671
Robert Half International, Inc.                              170          4,726
RR Donnelley & Sons Co.                                      190          5,290

                                                                   ------------
                                                                         83,246
                                                                   ------------

COMPUTERS (5.26%)
Apple Computer, Inc.*                                        350          8,922
Compaq Computer Corp.                                      1,700         29,750
Computer Sciences Corp.*                                     210          7,482
Dell Computer Corp.*                                       2,620         68,880
Electronic Data Systems Corp.                                520         33,540
EMC Corp-Mass                                              2,220         87,912
Gateway, Inc.*                                               310          5,890
Hewlett-Packard Co.                                        1,980         56,291
International Business Machines Corp.                      1,830        210,706
Lexmark International, Inc.*                                 130          7,986
NCR Corp.*                                                   100          4,701

Palm, Inc.*                                                  544          4,357
Sun Microsystems, Inc.*                                    3,300         56,496
Unisys Corp.*                                                310          3,732
Veritas Software Corp.*                                      428         25,513

                                                                   ------------
                                                                        612,158
                                                                   ------------

COSMETICS & PERSONAL CARE (1.77%)
Alberto-Culver Co.                                            90          3,667
Avon Products                                                290         12,273
Colgate-Palmolive Co.                                        650         36,303
Gillette Co.                                               1,130         32,047
International Flavors & Fragrances                           170          4,202
Kimberly-Clark Corp.                                         560         33,264
Procter & Gamble Co.                                       1,410         84,671

                                                                   ------------
                                                                        206,427
                                                                   ------------

DIVERSIFIED FINANANCIAL SERVICES (6.38%)
American Express Co.                                       1,330         56,445
Capital One Financial Corp.                                  200         12,572
Charles Schwab Corp.                                       1,310         25,938
CIT Group, Inc.                                              250          9,175
Citigroup, Inc.                                            5,078        249,584
Countrywide Credit Ind, Inc.                                 110          4,694
Fannie Mae                                                 1,070         85,878
Franklin Resources, Inc.                                     230         10,040
Freddie Mac                                                  720         47,376
Household International, Inc.                                490         31,370
Lehman Brothers Holdings, Inc.                               250         18,187
MBNA Corp.                                                   840         29,946
Merrill Lynch & Co.                                          820         50,594
Morgan Stanley Dean Witter & Co.                           1,130         70,953
Providian Financial Corp.                                    290         15,457
Stilwell Financial, Inc.                                     180          5,306
T Rowe Price Group, Inc.                                      70          2,433
The Bear Stearns Cos., Inc.                                  100          5,030
USA Education, Inc.                                          170         12,087

                                                                   ------------
                                                                        743,065
                                                                   ------------

ELECTRIC ENERGY (2.99%)
AES Corp.*                                                   550         26,219
Allegheny Energy, Inc.                                       140          7,162
Ameren Corp.                                                 180          7,555
American Electric Power                                      384         18,947
Calpine Corp.*                                               290         16,527
Cinergy Corp.                                                180          6,242
CMS Energy Corp.                                             120          3,756
Consolidated Edison, Inc.                                    250          9,353
Constellation Energy Group, Inc.                             170          8,116
Dominion Resources, Inc.                                     330         22,602

DTE Energy Co.                                               200          8,384
Duke Energy Corp.                                            790         36,940
Edison International*                                        340          3,349
Entergy Corp.                                                260         10,530
Exelon Corp.                                                 380         26,239
FirstEnergy Corp.                                            280          8,484
FPL Group, Inc.                                              220         13,178
GPU, Inc.                                                    170          5,663
Niagara Mohawk Holdings, Inc.*                               190          3,194
NiSource, Inc.                                               180          5,359
PG&E Corp.*                                                  420          3,767
Pinnacle West Capital Corp.                                   90          4,517
PPL Corp.                                                    160          8,800
Progress Energy, Inc.                                        260         11,502
Public Service Enterprise Group                              260         12,074
Reliant Energy, Inc.                                         330         16,351
The Southern Co.                                             700         16,373
TXU Corp.                                                    340         14,946
XCEL Energy, Inc.                                            371         11,575

                                                                   ------------
                                                                        347,704
                                                                   ------------

ELECTRICAL COMPONENTS & EQUIPMENT (0.36%)
American Power Conversion*                                   150          2,123
Emerson Electric Co.                                         460         30,659
Molex, Inc.                                                  190          7,674
Power-One, Inc.*                                              70          1,226

                                                                   ------------
                                                                         41,682
                                                                   ------------

ELECTRONICS (0.76%)
Agilent Technologies, Inc.*                                  464         18,101
Applied Biosystems Group - Applera Corp.                     240          7,694
Jabil Circuit, Inc.*                                         140          4,066
Johnson Controls, Inc.                                       120          8,688
Millipore Corp.                                               40          2,294
Parker Hannifin Corp.                                        120          5,594
PerkinElmer, Inc.                                             40          2,676
Sanmina Corp.*                                               320          9,328
Solectron Corp.*                                             600         15,270
Symbol Technologies, Inc.                                    240          7,560
Tektronix, Inc.*                                              80          1,936
Thermo Electron Corp.*                                       160          4,218
Thomas & Betts Corp.                                          50          1,033

                                                                   ------------
                                                                         88,458
                                                                   ------------

ENGINEERING & CONSTRUCTION (0.06%)
Fluor Corp.                                                  140          7,379
                                                                   ------------

ENVIRONMENTAL CONTROL (0.18%)
Allied Waste Industries, Inc.*                               230          3,662
Waste Management, Inc.                                       700         17,087

                                                                   ------------
                                                                         20,749
                                                                   ------------

FOOD (2.23%)
Albertson's, Inc.                                            450         15,030
Archer-Daniels-Midland Co.                                   703          8,373
Campbell Soup Co.                                            450         13,698
Conagra Foods, Inc.                                          530         11,029
General Mills, Inc.                                          310         12,217
Heinz (H.J.) Co.                                             390         15,268
Hershey Foods Corp.                                          170         10,270
Kellogg Co.                                                  420         10,710
Kroger Co.*                                                  830         18,750
Quaker Oats Co.                                              180         17,460
Ralston Purina Group                                         360         10,940
Safeway, Inc.*                                               530         28,779
Sara Lee Corp.                                               800         15,928
Supervalu, Inc.                                              170          2,324
Sysco Corp.                                                  660         18,559
Unilever NV                                                  670         37,600
Winn-Dixie Stores, Inc.                                      170          5,367
Wrigley (WM.) JR Co.                                         160          7,730

                                                                   ------------
                                                                        260,032
                                                                   ------------

FOREST PRODUCTS & PAPER (0.43%)
Boise Cascade Corp.                                           50          1,749
Georgia-Pacific Group                                        185          6,014
International Paper Co.                                      480         18,806
Louisiana-Pacific Corp.                                      100          1,225
Mead Corp.                                                   100          2,820
Temple-Inland, Inc.                                           20          1,020
Westvaco Corp.                                               100          2,638
Weyerhaeuser Co.                                             210         11,871
Willamette Industries                                         80          3,892

                                                                   ------------
                                                                         50,035
                                                                   ------------

GAS (0.12%)
KeySpan Corp.                                                100          3,970
Nicor, Inc.                                                   50          1,960
Peoples Energy Corp.                                          30          1,193
Sempra Energy                                                240          6,641

                                                                   ------------
                                                                         13,764
                                                                   ------------

HAND & MACHINE TOOLS (0.07%)
Black & Decker Corp.                                          90          3,587
Snap-On, Inc.                                                 50          1,450
Stanley Works                                                100          3,625

                                                                   ------------
                                                                          8,662
                                                                   ------------

HEALTHCARE-PRODUCTS (2.59%)
Bard (C.R.), Inc.                                             70          3,081
Bausch & Lomb, Inc.                                           90          3,843
Baxter International, Inc.                                   380         34,637
Becton Dickinson & Co.                                       320         10,352
Biomet, Inc.                                                 210          8,973
Boston Scientific Corp.*                                     440          6,987
Guidant Corp.*                                               350         14,350
Johnson & Johnson                                          1,480        142,790
Medtronic, Inc.                                            1,280         57,088
ST Jude Medical, Inc.                                        100          5,725
Stryker Corp.                                                230         13,637

                                                                   ------------
                                                                        301,463
                                                                   ------------

HEALTHCARE-SERVICES (0.41%)
Aetna Inc-New*                                               190          5,356
Humana, Inc.*                                                380          3,754
Manor Care, Inc.*                                            210          4,872
UnitedHealth Group, Inc.                                     330         21,608
Wellpoint Health Networks*                                   120         11,790

                                                                   ------------
                                                                         47,380
                                                                   ------------

HOME BUILDERS (0.04%)
Centex Corp.                                                  50          2,158
KB Home                                                       30            907
Pulte Corp.                                                   30          1,403

                                                                   ------------
                                                                          4,468
                                                                   ------------

HOME FURNISHINGS (0.09%)
Leggett & Platt, Inc.                                        210          4,076
Maytag Corp.                                                  80          2,780
Whirlpool Corp.                                               70          3,904

                                                                   ------------
                                                                         10,760
                                                                   ------------

HOUSEHOLD PRODUCTS (0.24%)
American Greetings                                           130          1,496
Avery Dennison Corp.                                         100          5,607
Clorox Co.                                                   300          9,549
Newell Rubbermaid, Inc.                                      310          8,358
Tupperware Corp.                                             110          2,422

                                                                   ------------
                                                                         27,432
                                                                   ------------

INSURANCE (3.72%)
Aflac, Inc.                                                  490         15,582
Allstate Corp.                                               700         29,225
AMBAC Financial Group, Inc.                                   70          3,767
American General Corp.                                       490         21,369
American International Group                               2,360        193,048

AON Corp.                                                    230          7,645
Chubb Corp.                                                  160         10,680
Cigna Corp.                                                  170         18,139
Cincinnati Financial Corp.                                   100          3,838
Conseco, Inc.                                                300          5,709
Hartford Financial Services                                  220         13,662
Jefferson-Pilot Corp.                                        135          6,299
Lincoln National Corp.                                       160          7,386
Marsh & McLennan Cos                                         330         31,825
MBIA, Inc.                                                   120          5,742
Metlife, Inc.                                                740         21,460
MGIC Investment Corp.                                         90          5,849
Progressive Corp-Ohio                                         80          9,344
Safeco Corp.                                                 120          3,204
St Paul Cos                                                  160          7,216
Torchmark Corp.                                              130          4,926
UnumProvident Corp.                                          240          7,178

                                                                   ------------
                                                                        433,093
                                                                   ------------

INTERNET (0.12%)
BroadVision, Inc.*                                           250          1,598
Sapient Corp.*                                               120          1,614
Yahoo, Inc.*                                                 540         10,897

                                                                   ------------
                                                                         14,109
                                                                   ------------

IRON & STEEL (0.07%)
Allegheny Technologies, Inc.                                 110          2,006
Nucor Corp.                                                   80          4,058
USX-U.S. Steel Group, Inc.                                   140          2,577

                                                                   ------------
                                                                          8,641
                                                                   ------------

LEISURE TIME (0.24%)
Brunswick Corp.                                              140          2,808
Harley-Davidson, Inc.                                        340         15,671
Sabre Holdings Corp.                                         180          8,975

                                                                   ------------
                                                                         27,454
                                                                   ------------

LODGING (0.19%)
Hilton Hotels Corp.                                          490          5,415
Marriott International, Inc.                                 230         10,552
Starwood Hotels & Resorts Worldwide, Inc.                    160          5,774

                                                                   ------------
                                                                         21,741
                                                                   ------------

MACHINERY-DIVERSIFIED (0.49%)
Caterpillar, Inc.                                            400         20,080
Cummins, Inc.                                                 40          1,656
Deere & Co.                                                  250         10,268
Dover Corp.                                                  180          7,033

Ingersoll-Rand Co.                                           180          8,460
Rockwell International Corp.                                 200          9,006

                                                                   ------------
                                                                         56,503
                                                                   ------------

MANUFACTURING (6.49%)
Cooper Industries, Inc.                                       90          3,363
Crane Co.                                                     60          1,688
Danaher Corp.                                                140          7,841
Eastman Kodak Co.                                            410         17,835
Eaton Corp.                                                  100          7,361
FMC Corp.*                                                    30          2,151
General Electric Co.                                      10,050        487,727
Honeywell International, Inc.                                820         40,082
Illinois Tool Works                                          320         20,282
ITT Industries, Inc.                                          80          3,526
Minnesota Mining & Manufacturing Co.                         460         54,745
National Service Industries, Inc.                             80          1,928
Pall Corp.                                                   120          2,816
Textron, Inc.                                                170          9,013
Tyco International Ltd.                                    1,794         95,746

                                                                   ------------
                                                                        756,104
                                                                   ------------

MEDIA (3.53%)
AOL Time Warner, Inc.*                                     4,395        221,948
Clear Channel Communications                                 650         36,270
Comcast Corp.*                                             1,100         48,301
Dow Jones & Co., Inc.                                        140          7,598
Gannett Co., Inc.                                            390         25,174
Harcourt General, Inc.                                        80          4,386
Knight Ridder, Inc.                                          120          6,498
McGraw-Hill Cos., Inc.                                       250         16,195
Meredith Corp.                                               120          4,529
New York Times Co.                                           230          9,437
Tribune Co.                                                  427         17,994
Univision Communications, Inc.*                              290         12,676

                                                                   ------------
                                                                        411,006
                                                                   ------------

METAL FABRICATION & HARDWARE (0.03%)
Timken Co.                                                    80          1,368
Worthington Industries                                       150          1,792

                                                                   ------------
                                                                          3,160
                                                                   ------------

MINING (0.70%)
Alcan, Inc.                                                  370         16,465
Alcoa, Inc.                                                  920         38,088
Barrick Gold Corp.                                           380          6,247
Freeport-McMoran Copper & Gold, Inc.*                        190          2,690
Homestake Mining Co.                                         290          1,807
Inco Ltd.*                                                   230          4,172

Newmont Mining Corp.                                         180          3,281
Phelps Dodge Corp.                                           110          4,921
Placer Dome, Inc.                                            340          3,441

                                                                   ------------
                                                                         81,112
                                                                   ------------

OFFICE & BUSINESS EQUIPMENT (0.14%)
Pitney Bowes, Inc.                                           280         10,660
Xerox Corp.                                                  670          6,057

                                                                   ------------
                                                                         16,717
                                                                   ------------

OIL & GAS (6.23%)
Amerada Hess Corp.                                           120         10,500
Anadarko Petroleum Corp.                                     249         16,090
Apache Corp.                                                 120          7,675
Burlington Resources, Inc.                                   200          9,442
Chevron Corp.                                                720         69,523
Conoco, Inc.                                                 630         19,165
Devon Energy Corp.                                           120          7,081
EOG Resources, Inc.                                           90          4,175
Exxon Mobil Corp.                                          3,560        315,416
Kerr-McGee Corp.                                             100          7,165
Nabors Industries, Inc.*                                     120          7,154
Noble Drilling Corp.*                                        110          5,335
Occidental Petroleum Corp.                                   350         10,542
Phillips Petroleum Co.                                       270         16,092
Rowan Companies, Inc.*                                        70          2,323
Royal Dutch Petroleum Co.                                  2,180        129,775
Sunoco, Inc.                                                  80          3,042
Texaco, Inc.                                                 600         43,368
Tosco Corp.                                                  130          5,986
Transocean Sedco Forex, Inc.                                 300         16,284
Unocal Corp.                                                 240          9,158
USX-Marathon Group, Inc.                                     310          9,908

                                                                   ------------
                                                                        725,199
                                                                   ------------

OIL & GAS SERVICES (0.60%)
Baker Hughes, Inc.                                           300         11,787
Halliburton Co.                                              420         18,148
Schlumberger Ltd.                                            600         39,780

                                                                   ------------
                                                                         69,715
                                                                   ------------

PACKAGING & CONTAINERS (0.07%)
Ball Corp.                                                    40          1,840
Bemis Co.                                                     50          1,881
Pactiv Corp.*                                                160          2,237
Sealed Air Corp.*                                             70          2,716

                                                                   ------------
                                                                          8,674
                                                                   ------------

PHARMACEUTICALS (9.06%)
Abbott Laboratories                                        1,670         77,455
Allergan, Inc.                                               160         12,160
Alza Corp.*                                                  240         10,973
American Home Products Corp.                               1,400         80,850
Bristol-Myers Squibb Co.                                   2,060        115,360
Cardinal Health, Inc.                                        465         31,341
Eli Lilly & Co.                                            1,200        102,000
Forest Laboratories, Inc.*                                   200         12,230
King Pharmaceuticals, Inc.*                                  170          7,162
Medimmune, Inc.*                                             220          8,613
Merck & Co., Inc.                                          2,400        182,328
Pfizer, Inc.                                               6,447        279,155
Pharmacia Corp.                                            1,340         70,028
Schering-Plough Corp.                                      1,540         59,352
Watson Pharmaceuticals, Inc.*                                110          5,478

                                                                   ------------
                                                                      1,054,485
                                                                   ------------

PIPELINES (1.10%)
Dynegy, Inc.                                                 330         19,091
EL Paso Corp.                                                512         35,226
Enron Corp.                                                  760         47,667
Kinder Morgan, Inc.                                           90          5,283
Williams Cos., Inc.                                          490         20,663

                                                                   ------------
                                                                        127,930
                                                                   ------------

RETAIL (6.17%)
Autozone, Inc.*                                               90          2,821
Bed Bath & Beyond, Inc.*                                     280          7,930
Best Buy Co., Inc.*                                          220         12,111
Big Lots, Inc.*                                              100          1,100
Circuit City Stores-Circuit                                  200          3,010
Costco Wholesale Corp.                                       460         16,068
CVS Corp.                                                    410         24,170
Darden Restaurants, Inc.                                     180          4,916
Dillards, Inc.                                                80          1,355
Dollar General Corp.                                         307          5,066
Federated Department Stores*                                 220          9,456
Home Depot, Inc.                                           2,350        110,685
K Mart Corp.*                                                480          4,800
Kohls Corp.*                                                 350         21,371
Limited, Inc.                                                400          6,768
Longs Drug Stores Corp.                                       40          1,186
Lowe's Cos                                                   400         25,200
May Department Stores Co.                                    330         12,292
McDonald's Corp.                                           1,370         37,675
Nordstrom, Inc.                                               80          1,471
Office Depot, Inc.*                                          320          3,040
Penney (J.C.) Co.                                            280          5,673
RadioShack Corp.                                             200          6,126

Sears, Roebuck and Co.                                       380         14,003
Staples, Inc.*                                               410          6,671
Starbucks Corp.*                                             420          8,127
Target Corp.                                                 910         34,989
The Gap, Inc.                                                820         22,722
Tiffany & Co.                                                150          4,863
TJX Companies, Inc.                                          220          6,893
Toys R US, Inc.*                                             190          4,712
Tricon Global Restaurants, Inc.*                             170          7,619
Walgreen Co.                                               1,040         44,491
Wal-Mart Stores, Inc.                                      4,540        234,900
Wendy's International, Inc.                                  140          3,546

                                                                   ------------
                                                                        717,826
                                                                   ------------

SEMICONDUCTORS (4.29%)
Advanced Micro Devices*                                      300          9,300
Altera Corp.*                                                390          9,863
Analog Devices, Inc.*                                        370         17,505
Applied Materials, Inc.*                                     830         45,318
Applied Micro Circuits Corp.*                                290          7,546
Broadcom Corp.*                                              250         10,390
Conexant Systems, Inc.*                                      210          2,258
Intel Corp.                                                6,790        209,879
Kla-Tencor Corp.*                                            190         10,442
Linear Technology Corp.                                      330         15,853
LSI Logic Corp.*                                             320          6,550
Maxim Integrated Products*                                   290         14,819
Micron Technology, Inc.                                      610         27,682
National Semiconductor Corp.*                                140          4,032
Novellus Systems, Inc.*                                      140          7,721
QLogic Corp.*                                                 70          3,002
Teradyne, Inc.*                                              170          6,715
Texas Instruments, Inc.                                    1,760         68,112
Vitesse Semiconductor Corp.*                                 190          6,441
Xilinx, Inc.*                                                340         16,140

                                                                   ------------
                                                                        499,568
                                                                   ------------

SOFTWARE (5.49%)
Adobe Systems, Inc.                                          260         11,679
Autodesk, Inc.                                                60          2,092
Automatic Data Processing                                    720         39,060
BMC Software, Inc.*                                          250          6,048
Citrix Systems, Inc.*                                        190          5,396
Computer Associates International, Inc.                      600         19,314
Compuware Corp.*                                             360          3,701
First Data Corp.                                             430         28,999
Fiserv, Inc.*                                                150          8,301
IMS Health, Inc.                                             330          9,059
Intuit, Inc.*                                                220          7,049
Mercury Interactive Corp.*                                    70          4,630

Microsoft Corp.*                                           5,410        366,527
Novell, Inc.*                                                330          1,577
Oracle Corp.*                                              5,640         91,142
Parametric Technology Corp.*                                 270          3,078
Peoplesoft, Inc.*                                            300         11,112
Siebel Systems, Inc.*                                        450         20,511

                                                                   ------------
                                                                        639,275
                                                                   ------------

TELECOMMUNICATIONS (9.15%)
Adaptec, Inc.*                                                90          1,012
ADC Telecommunications, Inc.*                                690          5,182
Alltel Corp.                                                 330         18,021
Andrew Corp.*                                                 80          1,402
AT&T Corp.                                                 3,812         84,931
Avaya, Inc.*                                                 268          3,964
BellSouth Corp.                                            1,960         82,242
Cabletron Systems*                                           180          2,822
CenturyTel, Inc.                                             150          4,077
Cisco Systems, Inc.*                                       7,340        124,633
Citizens Communications Co.                                  180          2,070
Comverse Technology, Inc.*                                   170         11,645
Corning, Inc.                                                920         20,212
Global Crossing Ltd.*                                        880         11,026
JDS Uniphase Corp.*                                        1,300         27,794
Lucent Technologies, Inc.                                  3,320         33,233
Motorola, Inc.                                             2,120         32,966
Network Appliance, Inc.*                                     320          7,280
Nextel Communications, Inc.*                                 660         10,725
Nortel Networks Corp.                                      3,170         48,501
Qualcomm, Inc.*                                              760         43,594
Qwest Communications International                         1,715         70,143
SBC Communications, Inc.                                   3,480        143,550
Scientific-Atlanta, Inc.                                     150          8,659
Sprint Corp. (FON Group)                                     950         20,311
Sprint Corp. (PCS Group)*                                    890         22,811
Tellabs, Inc.*                                               410         14,395
Verizon Communications, Inc.                               2,781        153,150
Williams Communications Group*                               403          1,821
WorldCom, Inc.*                                            2,910         53,107

                                                                   ------------
                                                                      1,065,279
                                                                   ------------

TEXTILES (0.07%)
Cintas Corp.                                                 190          8,324
                                                                   ------------

TOYS & HOBBIES (0.09%)
Hasbro, Inc.                                                 220          2,695
Mattel, Inc.                                                 520          8,398

                                                                   ------------
                                                                         11,093
                                                                   ------------

TRANSPORTATION (0.42%)
Burlington Northern Santa Fe Corp.                           350         10,290
CSX Corp.                                                    180          6,313
FedEx Corp.*                                                 270         11,359
Norfolk Southern Corp.                                       340          6,712
Union Pacific Corp.                                          250         14,222

                                                                   ------------
                                                                         48,896
                                                                   ------------

TRUCKING & LEASING (0.02%)
Ryder System, Inc.                                           100          1,989
                                                                   ------------

WHOLESALE DISTRIBUTION (0.07%)
Genuine Parts Co.                                            170          4,590
Grainger (W.W.), Inc.                                         90          3,490

                                                                   ------------
                                                                          8,080
                                                                   ------------

TOTAL COMMON STOCK (Cost $12,692,805)                                11,240,777
                                                                   ------------

MISCELLANEOUS INVESTMENTS (1.18%)
S & P 500 Depositary Receipt (Cost $142,239)               1,100        137,401
                                                                   ------------

REPURCHASE AGREEMENTS (.34%)
Fifth Third Bank, 4.00%, dated 04/30/01, due 05/01/01,
repurchase price $39,120 (collateralized by FHMC Pool
#283550, 8.00%, due 12/01/16, market value $39,900)
(Cost $39,116)                                            39,116         39,116
                                                                   ------------

     TOTAL INVESTMENTS (Cost $12,874,160) (98.09%)                   11,417,294
     OTHER ASSETS AND LIABILITIES, NET (1.91%)                          222,842
                                                                   ------------
     NET ASSETS (100%)                                             $ 11,640,136
                                                                   ============

*Non-income producing investment
ADR - American Depository Receipt

Cost for federal income tax at April 30, 2001 was $12,874,160 and net unrealized depreciation consisted of:

   Gross unrealized appreciation                                   $    738,896
   Gross unrealized depreciation                                     (2,195,762)
                                                                   ------------
   Net unrealized depreciation                                     $ (1,456,866)
                                                                   ============

                        See notes to financial statements

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                                 BOND INDEX FUND
SCHEDULE OF INVESTMENTS - April 30, 2001
--------------------------------------------------------------------------------

                                                      PRINCIPAL        VALUE
                                                      ---------        -----
 AGENCY OBLIGATIONS (46.78%)

 FEDERAL HOME LOAN MORTGAGE CO. (23.00%)
5.625%, 03/15/2011                                     1,000,000        968,435
6.45%, 04/29/2009                                        100,000         99,142
7.50%, 11/01/2015                                        165,827        171,089
7.50%, 06/01/2030                                        220,973        225,768

                                                                   ------------
                                                                      1,464,434
                                                                   ------------

 FEDERAL NATIONAL MORTGAGE ASSOC. (19.11%)
6.625%, 11/15/2010                                       200,000        208,331
7.00%, 04/01/2031                                      1,000,000      1,008,556

                                                                   ------------
                                                                      1,216,887
                                                                   ------------

 GOVERNMENT NATIONAL MORTGAGE ASSOC. (4.67%)
6.50%, 07/15/2029                                        299,344        297,271
                                                                   ------------

     TOTAL AGENCY OBLIGATIONS (Cost $3,005,802)                       2,978,592
                                                                   ------------

 CORPORATE BONDS (20.99%)

 BANKS (2.44%)
Citicorp, 6.75%, 12/01/2005                              150,000        155,628
                                                                   ------------

 COMPUTER SERVICES & SOFTWARE (2.41%)
Electronic Data Systems Corp., 7.125%, 10/15/2009        150,000        153,441
                                                                   ------------

 DIVERSIFIED MANUFACTURING (2.11%)
Honeywell International, Inc., 7.50%, 03/01/2010         125,000        134,522
                                                                   ------------

 FINANCIAL SERVICES (5.34%)
General Electric Capital Corp., 7.875%, 12/01/2006       165,000        181,062
Morgan Stanley Dean Witter & Co., 7.75%, 06/15/2005      150,000        158,934

                                                                   ------------
                                                                        339,996
                                                                   ------------

 FOOD & BEVERAGE (2.33%)
Cambell Soup Co., 6.75%, 02/15/2011                      150,000        148,306
                                                                   ------------

 RETAIL STORES (2.45%)
Wal-Mart Stores, Inc., 6.875%, 08/10/2009                150,000        156,034
                                                                   ------------

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                                 BOND INDEX FUND
SCHEDULE OF INVESTMENTS - April 30, 2001
--------------------------------------------------------------------------------

 UTILITIES (3.91%)
FPL Group Capital, Inc., 7.625%, 09/15/2006              125,000        132,663
Pennsylvania Electric Co.., 6.125%, 04/01/2009           125,000        116,063

                                                                   ------------
                                                                        248,726
                                                                   ------------

     TOTAL CORPORATE BONDS (Cost $1,330,182)                          1,336,653
                                                                   ------------

 FOREIGN BONDS (2.50%)

 FOREIGN CORPORATE BONDS (2.50%)
International Bank for Reconstruction & Development,
7.00%, 01/27/2005                                        150,000        158,861
                                                                   ------------

     TOTAL FOREIGN BONDS (Cost $152,973)                                158,861
                                                                   ------------

 U.S. TREASURY OBLIGATIONS (26.88%)

 U.S. Treasury Notes/Bonds (26.88%)
5.50%, 02/15/2008                                        200,000        203,553
5.625%, 02/15/2006                                     1,000,000      1,030,569
6.25%, 08/15/2023                                        150,000        155,970
7.25%, 05/15/2004                                        300,000        321,729

                                                                   ------------
     TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,713,238)                1,711,821
                                                                   ------------

 REPURCHASE AGREEMENTS (1.62%)
Fifth Third Bank, 4.00%, dated 04/30/01, due 05/01/01,
repurchase price $102,938 (collateralized by FNMA Pool
#425888, 7.19%, due 04/01/28, market value $104,991)
(Cost $102,927)                                          102,927        102,927
                                                                   ------------

     TOTAL INVESTMENTS (Cost $6,305,122)  (98.77 %)                   6,288,854
 OTHER ASSETS & LIABILITIES, NET (1.23%)                                 78,557
                                                                   ------------
     NET ASSETS (100%)                                             $  6,367,411
                                                                   ============

Cost for federal income tax at April 30, 2001 was
$6,305,122 And net unrealized depreciation consisted of:
   Gross unrealized appreciation                                   $     61,410
   Gross unrealized depreciation                                        (77,678)
                                                                   ------------
   Net unrealized depreciation                                     $    (16,268)
                                                                   ============

                        See notes to financial statements

                                                     CHRISTIAN STEWARDSHIP FUNDS

STATEMENTS OF ASSETS AND LIABILITIES - April 30, 2001
--------------------------------------------------------------------------------

                                                                                         Bond Index    Large Cap Equity
                                                                                            Fund          Index Fund
                                                                                        -------------------------------
ASSETS:
     Investments, at value (identified cost $6,305,122 and $12,874,160 respectively)    $  6,288,854     $ 11,417,294
     Receivables:
          Dividends and interest                                                              74,070            8,070
          Fund shares sold                                                                        --          216,000
     Prepaid expenses                                                                         15,582           17,412
                                                                                        ------------     ------------
                Total assets                                                               6,378,506       11,658,776
                                                                                        ------------     ------------

LIABILITIES:
    Payables:
         Distribution fees                                                              $        700     $        466
         Due to Advisor                                                                          409              671
         Accrued expenses                                                                      9,986           17,503
                                                                                        ------------     ------------
                Total liabilities                                                             11,095           18,640
                                                                                        ------------     ------------

NET ASSETS                                                                              $  6,367,411     $ 11,640,136
                                                                                        ============     ============

NET ASSETS CONSIST OF:
    Paid-in capital                                                                     $  6,331,390     $ 13,426,286
    Undistributed net investment income                                                       28,038               --
    Accumulated realized gain (loss) on investments                                           24,251         (329,284)
    Net unrealized depreciation on investments                                               (16,268)      (1,456,866)
                                                                                        ------------     ------------

Net Assets                                                                              $  6,367,411     $ 11,640,136
                                                                                        ============     ============

INDIVIDUAL SHARES (Note 1):
    Net assets for 100,083 and 5,642 shares outstanding respectively                    $  2,568,574     $    120,336
    Net asset value and redemption price                                                $      25.66     $      21.33

INSTITUTIONAL SHARES (Note 1):
    Net assets for 148,089 and 540,416  shares outstanding, respectively                $  3,798,837     $ 11,519,800
    Net asset value and redemption price                                                $      25.65     $      21.32

                        See notes to financial statements

                                                     CHRISTIAN STEWARDSHIP FUNDS

STATEMENTS OF OPERATIONS For the Period Ended April 30, 2001
--------------------------------------------------------------------------------

                                                                     Bond Index    Large Cap Equity
                                                                       Fund *        Index Fund **
                                                                    -------------------------------
INVESTMENT INCOME:
    Interest                                                        $    113,373     $      7,086
    Dividends                                                                 --          129,388
                                                                    ------------     ------------
               Total Investment Income                                   113,373          136,474
                                                                    ------------     ------------

EXPENSES:
    Investment advisory fees (Note 4)                                      2,879           17,241
    Administration fee (Note 4)                                            1,223            6,400
    Accounting fee                                                        11,938           19,761
    Custodian fees                                                         3,055           15,351
    Transfer agency fees                                                   8,756            8,841
    Distribution fees                                                      3,671            5,808
    Directors' expense                                                       735              874
    Audit fees                                                               956            4,781
    Legal fees                                                             1,614           16,323
    Registration fees                                                      2,478            5,071
    Reports to shareholders                                                  816            2,133
    Other                                                                  3,723           13,333
                                                                    ------------     ------------
          Total expenses before waivers                                   41,844          115,917
          Fees waived (Note 4)                                            (2,879)         (17,241)
                                                                    ------------     ------------
               Total expenses, net                                        38,965           98,676
                                                                    ------------     ------------

    Net investment income                                                 74,408           37,798
                                                                    ------------     ------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) on investments                               24,251         (328,465)
    Net unrealized depreciation during the period on investments         (16,268)      (1,456,866)
                                                                    ------------     ------------
    Net gain (loss) on investments                                         7,983       (1,785,331)
                                                                    ------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $     82,391     $ (1,747,533)
                                                                    ============     ============

* The Christian Stewardship Bond Index Fund commenced operations on November 1, 2000.
** The Christian Stewardship Large Cap Equity Index Fund commenced operations on May 16, 2000.

                        See notes to financial statements

                                                     CHRISTIAN STEWARDSHIP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS For the Period Ended April 30, 2001
--------------------------------------------------------------------------------

                                                                     Bond Index    Large Cap Equity
                                                                       Fund *        Index Fund **
                                                                    -------------------------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
     Net investment income                                          $     74,408     $     37,798
     Net realized gain (loss) on investments                              24,251         (328,465)
     Net unrealized depreciation during the period on investments        (16,268)      (1,456,866)
                                                                    ------------     ------------
Net increase (decrease) in net assets resulting from operations           82,391       (1,747,533)
                                                                    ------------     ------------

Distributions to shareholders from:
     Net investment income
          Individual Class                                               (35,001)             (61)
          Institutional Class                                            (11,369)         (37,737)
     Net realized gain
          Individual Class                                                    --               (4)
          Institutional Class                                                 --             (815)
                                                                    ------------     ------------
Total Distributions                                                      (46,370)         (38,617)
                                                                    ------------     ------------
Increase in net assets from Fund share transactions (Note 6)           6,331,390       13,426,286
                                                                    ------------     ------------

Increase in net assets                                                 6,367,411       11,640,136

NET ASSETS:
     Beginning of period                                                      --               --
                                                                    ------------     ------------
     End of period (including undistributed net investment
          income of $28,038 and $0, respectivley)                   $  6,367,411     $ 11,640,136
                                                                    ============     ============

* The Christian Stewardship Bond Index Fund commenced operations on November 1, 2000.
** The Christian Stewardship Large Cap Equity Index Fund commenced operations on May 16, 2000.

                        See notes to financial statements

                                                     CHRISTIAN STEWARDSHIP FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following tables include selected data for a share outstanding throughout each fiscal year or period and other performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                      Bond Index Fund*                Large Cap Equity Index Fund
                                                               ------------------------------      --------------------------------
                                                                Individual      Institutional      Individual**    Institutional***
                                                               ------------     -------------      ------------    ----------------
NET ASSET VALUE - BEGINNING OF PERIOD                          $      25.00      $      25.00      $      24.34      $      25.00
                                                               ------------      ------------      ------------      ------------
INVESTMENT OPERATIONS:
     Net investment income (loss)                                      0.48              0.51              0.03              0.08
     Net realized and unrealized gain (loss) on investments            0.51              0.50             (3.01)            (3.68)
                                                               ------------      ------------      ------------      ------------
               Total from investment operations                        0.99              1.01             (2.98)            (3.60)
                                                               ------------      ------------      ------------      ------------

Distributions:
     From net investment income                                       (0.33)            (0.35)            (0.03)            (0.08)
     From net realized capital gain                                      --                --                --                --
                                                               ------------      ------------      ------------      ------------
               Total distributions                                    (0.33)            (0.35)            (0.03)            (0.08)
                                                               ------------      ------------      ------------      ------------

NET ASSET VALUE - END OF PERIOD                                $      25.66      $      25.66      $      21.33      $      21.32
                                                               ============      ============      ============      ============

TOTAL RETURN                                                           3.96%             4.01%           (12.26)%          (14.42)%

Ratios of expenses to average net assets:
     before fee waivers                                                2.22% 1           2.02% 1           1.21% 1           1.01% 1
     after fee waivers                                                 2.07% 1           1.87% 1           1.06% 1           0.86% 1
Ratios of net investment income to average net assets:
     before fee waivers                                                3.63% 1           3.83% 1           (0.03)1           0.17% 1
     after fee waivers                                                 3.78% 1           3.98% 1           0.12% 1           0.32% 1

Portfolio turnover rate                                               84.87%            84.87%            44.93%            44.93%
Net assets, end of period                                      $  2,568,574      $  3,798,837      $    120,336      $ 11,519,800

1 Annualized

* The Christian Stewardship Bond Index Fund commenced operations on November 1, 2000.
** The Christian Stewardship Large Cap Equity Index Fund Individual Class commenced operations on November 1, 2000.
*** The Christian Stewardship Large Cap Equity Index Fund Institutional Class commenced operations on May 16, 2000.

CHRISTIAN STEWARDSHIP FUNDS

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2001
--------------------------------------------------------------------------------

(1)  ORGANIZATION

     The Christian Stewardship Funds ("CSF") are series of Capstone Christian Values Fund, Inc., (the "Company") an open-end diversified management company registered under the Investment Company Act of 1940 (the "1940 Act") originally incorporated in Delaware in 1968 and reorganized as a Maryland series company on May 11, 1992. CSF currently consists of four diversified series: the Bond Index Fund, the Large Cap Equity Index Fund, the Small Cap Equity Index Fund, and the International Index Fund (each a "FUND" and collectively the "FUNDS"). As of April 30, 2001, only the Bond Index Fund and the Large Cap Equity Index Fund had commenced operations.

     The Company is authorized to issue 15,000,000 shares of capital stock of $0.001 par value. The Funds currently offer two Classes of shares ("Individual Class" and "Institutional Class"). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that each Class bears different distribution expenses. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class. Income, expenses (other than expenses attributable to a specific Class) and realized and unrealized gains or losses on investments are allocated to each Class of shares based on its relative net assets.

(2)  INVESTMENT OBJECTIVES

     As a matter of fundamental investment policy, each of the Funds seeks to match the performance of a designated index (Benchmark) before expenses. The Adviser and Administrator will select portfolio investments for each Fund using statistical methods designed to produce total returns that will be comparable to the designated benchmark.

     The Bond Index Fund's objective is to provide current income. It pursues its objective by attempting to match the price and yield performance, before Fund expenses, of the Lehman Brothers Aggregate Bond ("LBA") Index. The LBA index is a broad measure of the performance of taxable bonds in the U.S. market, with maturities of at least one year.

     The Large Cap Equity Fund's objective is to provide capital growth and income. It pursues its objective by attempting to match the price and yield performance, before Fund expenses, of the S&P 500 Index. This index consists of 500 common stocks of large companies whose securities are widely held and have an active trading market.

     The Small Cap Equity Fund's objective is to provide capital appreciation. It pursues its objective by attempting to match the performance, before Fund expenses, of the S&P Small Cap 600 Index. This index consists of 600 stocks with generally smaller capitalization than those included in the S&P 500 Index.
--------------------------------------------------------------------------------

     The International Index Fund's objective is to provide capital appreciation. It pursues its objective by attempting to match the
     performance,   before  Fund  expenses,   of  the  Morgan  Stanley   Capital
     International Europe, Australasia, Far East ("EAFE") Index, net of withholding taxes. The EAFE Index is based on the share prices of more than 1,000 companies listed on the stock exchanges of Europe, Australia, New Zealand and the Far East. The Fund will invest primarily in securities with characteristics generally comparable to those included in this index or whose performance is expected to be comparable.

CHRISTIAN STEWARDSHIP FUNDS

APRIL 30, 2001
--------------------------------------------------------------------------------

(3)  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements.

     A.   SECURITY VALUATION

          Portfolio equity securities which are primarily traded on security exchanges are valued at the last sale price on that exchange or, if there is no recent last sale price available, at the last current bid quotation. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. All other equity securities not so traded are valued at the mean between the last reported bid and asked prices prior to the time of valuation.

          Money market securities held by the Funds are valued using the amortized cost method of valuation, which in the opinion of the Board of Directors reflects fair value.

          Other debt securities are valued by using market quotations or independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Other securities, including restricted securities, and other assets are valued at fair value as determined in good faith by the Board of Directors.

     B.   FOREIGN CURRENCY TRANSLATION

          Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

--------------------------------------------------------------------------------

CHRISTIAN STEWARDSHIP FUNDS

APRIL 30, 2001
--------------------------------------------------------------------------------

          Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

     C.   FEDERAL INCOME TAXES

          It is the policy of the Funds to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax to the Funds. Therefore, no federal income or excise tax provisions are required.

     D.   SECURITY TRANSACTIONS, INCOME AND DISTRIBUTIONS

          Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the specific identification basis. Interest income on debt securities is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to income over their respective lives. Dividends and distributions to shareholders are recorded on the ex-dividend date.

     E.   FORWARD EXCHANGE CONTRACTS

          The Funds may enter into forward exchange contracts to hedge against foreign currency exchange risks. These contracts are valued daily and any appreciation or depreciation therein is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations.

     F.   FUTURES CONTRACTS

          The Funds may invest in financial futures contracts. Upon entering into a futures contract the Fund is required to deposit with its futures broker cash or other securities equal to a certain percentage of the futures contract amount ("initial margin"). During the term of the futures contract payments are exchanged daily between the Fund and the futures broker in amounts equal to the appreciation or depreciation in the value of the futures contract ("variation margin"). The Funds recognize gains or losses equal to the variation margin payments paid or received. Futures contracts involve market risks is excess of the amounts recognized in the statement of assets and liabilities, Additionally, there is a risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

     G.   REPURCHASE AGREEMENTS

          In connection with transactions in repurchase agreements, it is the Funds' policy that their custodian bank take possession of the underlying collateral securities, the fair value of which must be equal to the principal amount of the repurchase agreement including accrued interest throughout the term of the repurchase agreement. If the seller defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

--------------------------------------------------------------------------------

CHRISTIAN STEWARDSHIP FUNDS

APRIL 30, 2001
--------------------------------------------------------------------------------

     H.   ORGANIZATION EXPENSES

          Capstone has agreed to bear all of the costs incurred in connection with the organization and registration of the Trust's shares.

     I.   USE OF ESTIMATES

          In preparing financial statements in accordance with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

(4)  INVESTMENT ADVISER AND ADMINISTRATOR

     Capstone Asset Management Company ("Capstone") serves as each Fund's adviser and administrator. Pursuant to the terms of the Investment Advisory Agreement, Capstone shall have full discretion to manage the assets of the Funds in accordance with their investment objectives. As compensation for its services each Fund pays Capstone, on a monthly basis, an investment advisory fee. The advisory fees for the Funds are calculated at the annual rate of 0.15% on the first $500 million of the Funds' collective average daily net assets and then allocated to each Fund based upon relative net assets. The rate declines to 0.125% on the next $500 million of average daily net assets, and to 0.10% on collective average daily net assets in excess of $1 billion.

     Effective February 1, 2001, the Board of Directors approved an increase in the Fund's fees under the Administration Agreement from .05% to .075%. Pursuant to the terms of the amended Administration Agreement, Capstone will supervise the Fund's daily business affairs, coordinate the activities of persons providing services to the Fund, and furnish office space and equipment to the Fund. As compensation for its services Capstone receives a monthly fee from each Fund calculated at the annual rate of 0.075% of each Fund's average daily net assets.

     Capstone has voluntarily agreed to waive its investment advisory fees for the Bond Index Fund and the Large Cap Equity Index Fund resulting in waivers of investment advisory fees for the period ended April 30, 2001 of $2,879 and $17,241 respectively. These waivers are voluntary and may be discontinued at any time, however, Capstone intends to continue the waivers for the Fund until its net assets reach $25 million.

(5)  DISTRIBUTION PLAN AND OTHER TRANSACTIONS WITH AFFILIATES

     Capstone Asset Planning Company (the "DISTRIBUTOR") serves as the Company's principal underwriter pursuant to a Distribution Agreement. The Distributor is an affiliate of Capstone.

--------------------------------------------------------------------------------

CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND

APRIL 30, 2001
--------------------------------------------------------------------------------

     The Individual and Institutional Class shares of each Fund have adopted a Service and Distribution Plan (the "PLAN") pursuant to Rule 12(b)-1 under the 1940 Act. The Plan provides that the Individual Class and Institutional Class shares will make payments to the Distributor to compensate the Distributor for expenditures incurred by it in connection with the distribution of Individual and Institutional Class shares and for the provision of certain stockholder services including but not limited to the payment of compensation to security dealers and other financial organizations to obtain various distribution related and/or administrative services for the Fund. As compensation for its services the Distributor receives a monthly fee calculated at the annual rate of 0.25% of the average daily net assets of the Individual Class shares and 0.05% of the average daily net assets of the Institutional Class shares.

     Certain officers of the Company are also officers of Capstone and the Distributor.

(6)  SHARES OF CAPITAL STOCK

     All Funds - Transactions in shares of capital stock, for the period from May 16, 2000 (commencement of operations) to April 30, 2001 for the Large Cap Equity Fund, and for the period from November 1, 2000 (commencement of operations) to April 30, 2001 for the Bond Index Fund, were as follows:

                                        INDIVIDUAL                       INSTITUTIONAL

                                  SHARES           DOLLARS          SHARES           DOLLARS
                               ------------     ------------     ------------     ------------
BOND INDEX FUND
    Sold                            116,415     $  2,911,733          209,941     $  5,415,984
    Reinvested                        1,334           34,299                1               28
    Redeemed                        (17,666)        (452,976)         (61,853)      (1,577,678)
                               ------------     ------------     ------------     ------------
       Net Increase                 100,083     $  2,493,056          148,089     $  3,838,334
                               ============     ============     ============     ============

LARGE CAP EQUITY INDEX FUND
    Sold                              6,744     $    148,737          697,429     $ 16,796,954
    Reinvested                            3               73              874           20,142
    Redeemed                         (1,105)         (25,473)        (157,887)      (3,514,147)
                               ------------     ------------     ------------     ------------
       Net Increase                   5,642     $    123,337          540,416     $ 13,302,949
                               ============     ============     ============     ============

(7)  INVESTMENT TRANSACTIONS

     Purchases  and  sales  of  investment   securities   (excluding  short-term
     securities) by the Funds for the period ended April 30, 2001 were as follows:

                                                    PURCHASES          SALES
                                                   ------------     ------------
     Bond Index Fund                               $  9,669,473     $  3,487,824
     Large Cap Equity Index Fund                     18,114,605        4,920,696

     The Large Cap Equity Index Fund realized capital losses of $329,284 which have been deferred for federal income tax purposes.

Independent Auditor's Report
To the Shareholders and
Board of Directors of
Capstone Christian Values Fund, Inc.

We have audited the statements of assets and liabilities, including the schedules of investments, of the Capstone Christian Values Fund, Inc. comprising the Christian Stewardship Bond Index Fund, and the Christian Stewardship Large Cap Equity Index Fund as of April 30, 2001 and the related statements of operations and changes in net assets, and the financial highlights for each of the respective periods from commencement of operations to April 30, 2001. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Capstone Christian Values Fund, Inc., as of April 30, 2001, the results of their operations and changes in their net assets for the period then ended, and their financial highlights from commencement of operations to the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                BRIGGS, BUNTING & DOUGHERTY, LLP
Philadelphia, Pennsylvania
May 29, 2001